EARNINGS PER SHARE	12 Months Ended
Jan. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding and vested RSUs during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The following table summarizes the calculation of basic and diluted net loss per ordinary share attributable to Cognyte for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands except per share data)	2026	2025	2024
Net income (loss)	$4,613	$(7,234)	$(11,645)
Net income attributable to noncontrolling interest	5,251	4,817	3,925
Net loss attributable to Cognyte Software Ltd.	$(638)	$(12,051)	$(15,570)

Weighted-average shares outstanding:
Basic and diluted	72,910	71,797	70,081

Net loss per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(0.01)	$(0.17)	$(0.22)

For the years ended January 31, 2026, 2025, and 2024 we had 1,926 thousand, 1,711 thousand and 733 thousand potentially dilutive shares, respectively.